Fair Value Measurement - Change in the fair value of the derivative warrant liabilities (Details) - Derivative warrant liabilities	11 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Issuance of Public and Private Warrants	$ 7,515,000
Transfer of Public Warrants to Level 1	(5,100,000)
Change in fair value of derivative liabilities	(630,000)
Derivative warrant liabilities at the end	$ 1,785,000